EQUITY INVESTMENTS (Details)	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Aug. 11, 2010 Fund Management Partnership CNY	Nov. 15, 2011 Ex-employee of the Company CNY	Dec. 31, 2013 Xian CNY	Dec. 31, 2012 Xian CNY	Aug. 11, 2010 Fund Management Partnership CNY	Dec. 31, 2013 Fund Management Partnership CNY	Dec. 31, 2012 Fund Management Partnership CNY	Aug. 11, 2010 Fund Management Partnership Everising	Dec. 31, 2013 Fund Management Partnership Everising	Dec. 31, 2012 Fund Management Partnership Everising	Aug. 11, 2010 Fund Management Partnership Ex-employee of the Company	Dec. 31, 2013 Fund Management Partnership IFM BJ Inv	Dec. 31, 2012 Fund Management Partnership IFM BJ Inv	Nov. 15, 2011 Fund Management Partnership Ex-employee of the Company IFM BJ Inv	Dec. 31, 2013 TianRe Co., Ltd.	Dec. 31, 2012 TianRe Co., Ltd.	Jul. 21, 2010 TianRe Co., Ltd.	Nov. 15, 2011 TianRe Co., Ltd. Ex-employee of the Company CNY	Jul. 21, 2010 TianRe Co., Ltd. Ex-employee of the Company	Dec. 31, 2013 TianRe Co., Ltd. Everising	Dec. 31, 2012 TianRe Co., Ltd. Everising	Jul. 21, 2010 TianRe Co., Ltd. Everising	Oct. 22, 2010 TianRe Fund I	Aug. 19, 2010 TianRe Fund I Fund Management Partnership	Oct. 22, 2010 TianRe Fund I Fund Management Partnership CNY	Aug. 19, 2010 TianRe Fund I Certain third party limited partners of TianRe Fund I	Oct. 22, 2010 TianRe Fund I Certain third party limited partners of TianRe Fund I CNY
Equity investments
Beginning balance		13,141,000	10,595,000				155,000	194,000		12,986,000	10,401,000
Share of associates' (loss) income	343,000	2,074,000	2,547,000	2,496,000			(3,000)	(39,000)		2,077,000	2,585,000
Ending balance	2,513,000	15,215,000	13,141,000	10,595,000			152,000	155,000	6,500,000	15,063,000	12,986,000
Equity interests owned (as a percent)																			75.00%	75.00%	65.00%
Interest held by non-controlling interests owners (as a percent)																			25.00%				10.00%	25.00%	25.00%	25.00%
Limited partner interest (as a percent)									64.35%			24.75%	25.00%	25.00%	9.90%	75.00%	75.00%													94.48%
Investments by the Partners					10,000,000
General partner interest (as a percent)																												5.52%
General partner's investment																													10,000,000
Amount raised from third party individual investors																															171,100,000
Term of the collaborative arrangement																											2 years 6 months
Additional extension of the collaborative arrangement																											1 year
Stake transferred (as a percent)																		9.90%				10.00%
Total consideration for investment transferred from related party						1,900,000																1,900,000